Other operating income net	12 Months Ended
Dec. 31, 2017
Disclosure of Other operating income and expenses, net [Abstract]
Disclosure of other operating income expense [text block]
28.	Other operating income net

The following is the detail of other operating income or expenses for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
(Expense) recovery of provisions for litigations	(72,408)	112,999	205,879
Expense for gas pipeline availability BOMT contracts (1)	(72,318)	(125,077)	(124,957)
Impairment expense of short-term assets	(68,800)	(98,739)	(2,858)
Profit (loss) on sale of assets	40,227	(82,200)	6,744
Gain on acquisition of interests in joint operation (Note 32.3)	451,095	-	-
Compensation received	-	17,790	29,848
Deferred income BOMT contract’s (2)	-	211,768	193,197
Other income	227,607	237,571	70,685
	505,403	274,112	378,538

(1)
Corresponds to the services rendered in connection with the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines with Transgas. This contract terminated in August 2017.

(2)
Corresponds to the amortization of the deferred income recognized by Ecopetrol in 2007 for the advance payment made by the Ministry of Finance and Public Credit of the obligations by Ecogas, in relation to the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines, signed between Ecopetrol and Transgas de Occidente, Centragas and Gases de Boyacá and Santander S.A. in 1997. The amortization of this deferred income ended in December 2016.